UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $    1,292,413
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACCENTURE PLC IRELAND SHS CLASS A   COM            G1151C101    36552   686687 SH       SOLE                 686687      0    0
AMPHENOL CORP NEW CL A              COM            032095101    82114  1809072 SH       SOLE                1809072      0    0
ANSYS INC COM                       COM            03662Q105    97085  1694916 SH       SOLE                1694916      0    0
APPLE INC COM                       COM            037833100   106656   263348 SH       SOLE                 263348      0    0
BOEING CO COM                       COM            097023105      330     4500 SH       SOLE                   4500      0    0
CELGENE CORP COM                    COM            151020104    42898   634592 SH       SOLE                 634592      0    0
CHESAPEAKE ENERGY CORP COM          COM            165167107      736    33000 SH       SOLE                  33000      0    0
CTRIP COM INTL LTD AMERICAN DEP SHS ADR            22943F100     2384   101900 SH       SOLE                 101900      0    0
EXPRESS SCRIPTS INC COM             COM            302182100    41972   939176 SH       SOLE                 939176      0    0
GOOGLE INC CL A                     COM            38259P508    86034   133200 SH       SOLE                 133200      0    0
INFOSYS LTD SPON ADR                ADR            456788108     2584    50300 SH       SOLE                  50300      0    0
INTERCONTINENTALEXCHANGE INC COM    COM            45865V100    57234   474777 SH       SOLE                 474777      0    0
MASTERCARD INC CL A                 COM            57636Q104   110706   296941 SH       SOLE                 296941      0    0
NETAPP INC COM                      COM            64110D104    41962  1156935 SH       SOLE                1156935      0    0
NEW YORK TIMES CO CL A              COM            650111107      928   120000 SH       SOLE                 120000      0    0
ORACLE CORP COM                     COM            68389X105    59565  2322225 SH       SOLE                2322225      0    0
PRAXAIR INC COM                     COM            74005P104    89769   839748 SH       SOLE                 839748      0    0
PRECISION CASTPARTS CORP COM        COM            740189105     3727    22614 SH       SOLE                  22614      0    0
PROCTER & GAMBLE CO COM             COM            742718109    51261   768418 SH       SOLE                 768418      0    0
RALPH LAUREN CORP CL A              COM            751212101    83714   606272 SH       SOLE                 606272      0    0
SAP AG SPON ADR                     ADR            803054204      318     6000 SH       SOLE                   6000      0    0
SCHWAB CHARLES CORP NEW COM         COM            808513105    37079  3292958 SH       SOLE                3292958      0    0
TARGET CORP COM                     COM            87612E106    61480  1200304 SH       SOLE                1200304      0    0
UNITED TECHNOLOGIES CORP COM        COM            913017109    28146   385084 SH       SOLE                 385084      0    0
URBAN OUTFITTERS INC COM            COM            917047102    17937   650830 SH       SOLE                 650830      0    0
VERISK ANALYTICS INC CL A           COM            92345Y106    50453  1257250 SH       SOLE                1257250      0    0
YUM BRANDS INC COM                  COM            988498101    98789  1674098 SH       SOLE                1674098      0    0


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